Unaudited Interim Condensed Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net income / (loss)	$ 20,628	$ (26,229)
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications (Note 13)	110	(38)
Less:
Reclassification adjustments of interest rate swap loss	73	473
Other comprehensive income / (loss)	183	435
Comprehensive income / (loss)	$ 20,811	$ (25,794)